Payables and Other Current Liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Other non-financial non-trade payables	€ 689	€ 555
Maximum
Trade And Other Payables [Line Items]
Weighted average maturity period	60 days
Telefónica Germany
Trade And Other Payables [Line Items]
Other non-financial non-trade payables	€ 481	€ 400
Weighted average | Spain
Trade And Other Payables [Line Items]
Weighted average maturity period	51 days	51 days